FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	$ 2,987,668	$ 198,689	$ 1,622,588
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	2,987,668	198,689
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets
Carrying Value [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	$ 2,987,668	$ 198,689